Net Fee and Commission Income	12 Months Ended
Dec. 31, 2017
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Net Fee and Commission Income

4. NET FEE AND COMMISSION INCOME

	2017 £m	2016 £m	2015 £m
Fee and commission income:
Retail and corporate products	1,167	1,123	1,043
Insurance products	55	65	72
Total fee and commission income	1,222	1,188	1,115
Fee and commission expense:
Retail and corporate products	(406)	(408)	(392)
Other	(9)	(10)	(8)
Total fee and commission expense	(415)	(418)	(400)
Net fee and commission income	807	770	715